RELATED PARTY TRANSACTIONS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Costs	The total fees incurred for board services and paid by the Company for the three and nine months ended September 30, 2021 and 2020, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Board of Directors Compensation	2021	2020	2021	2020
Cash paid for services rendered	$25,000	$18,750	$85,000	$50,000
Value of shares issued for services rendered	95,000	82,500	275,000	255,833
Total	$120,000	$101,250	$360,000	$305,833

Number of shares issued for services rendered (*)	3,647	3,929	12,168	11,022

*	Adjusted for the 1:3 reverse stock split for the three and nine months ended September 30, 2020.
Summarized below are the related party costs incurred by the Company and related party receivable and payable as of December 31, 2019:

	Year Ended December 31, 2019	December 31, 2019
	Incurred	Receivable	Payable
Expensed:
Asset management fees (1)	$2,777,021	$—	$—
Reimbursable operating expense	528,000	—	—
Fees to affiliates	3,305,021	—	—
Property management fees*	224,922	—	—
Directors and officers insurance and other reimbursements **	250,892	—	—
Expense reimbursements from Former Sponsor (2)	(332,337)	—	—
Capitalized:
Acquisition fees	746,459	—	—
Financing coordination fees	107,500	—	—
Reimbursable organizational and offering expenses (3)	1,206,881	—	—
Other:
Due from BRIX REIT (4)	—	1,378	—
Due from TIC	—	954	—
Notes due to Chairman of the Board	—	—	$630,820
		$2,332	$630,820

*	Property management fees are classified within property expenses on the consolidated statements of operations.
**	Directors and officers insurance and other reimbursements are classified within general and administrative expenses on the consolidated statements of operations.

(1)
To the extent the Former Advisor elected, in its sole discretion, to defer all or any portion of its monthly asset management fee, the Former Advisor was deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets. For the year ended December 31, 2019, the Former Advisor did not waive any of the asset management fees. In addition to amounts presented in this table, the Company also incurred asset management fees to the Former Advisor of $191,933 related to the TIC Interest during the year ended December 31, 2019, which amount was reflected as reductions of income recognized from investments in unconsolidated entities (see Note 5).

(2)
Includes payroll costs related to Company employees that answer questions from prospective stockholders. See “Investor Relations Payroll Compensation Expense Reimbursements from Former Sponsor” below. The Former Sponsor agreed to reimburse the Company for these investor relations compensation costs which the Former Sponsor considered to be offering expenses in accordance with the Advisory Agreement which was terminated effective September 30, 2019. The expense reimbursements from the Former Sponsor for the year ended December 31, 2019 also include a refund of $40,915 of employment related legal fees, which the Former Sponsor agreed to reimburse the Company.

(3)
Through the termination date on September 30, 2019, the Former Sponsor incurred $9,224,997 of organizational and offering costs on behalf of the Company. However, the Company was only obligated to reimburse the Former Sponsor for such organizational and offering expenses to the extent of 3% of gross offering proceeds.

(4)
The receivables represent incidental expenses advanced to BRIX REIT, which included unpaid asset management fees of $285,818 due from BRIX REIT, which were fully reserved and the Company agreed to waive in May 2020 given the impact of the COVID-19 pandemic on BRIX REIT.

The Company’s portion of asset management fees paid to a subsidiary of the Company in 2020 and the Former Advisor in 2019 relating to the TIC Interest for the years ended December 31, 2020 and 2019 was as follows:

	Years Ended December 31,
	2020	2019
Asset management fees	$191,933	$191,907

The Company’s portion of Former Advisor fees paid relating to REIT I for the year ended December 31, 2019 was as follows:

Year Ended December 31, 2019
Expensed:
Asset management fees	$34,968
Other	16,800
Total	$51,768